Financial Liabilities at Amortized Cost (Details)			12 Months Ended
	Aug. 15, 2020 USD ($) $ / shares shares	Aug. 15, 2020 TWD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 05, 2024 shares	May 22, 2023 shares	Aug. 15, 2020 $ / shares shares
Disclosure of financial liabilities [line items]
Share issued | shares			744			198,000
Issue price | $			$ 301,203
Dividend	1.50%	1.50%
Converted shares amount | $		$ 20,690,000
Converted shares | $	$ 673,722
Actual conversion price per share | $ / shares	$ 224.2
TNL TW [Member]
Disclosure of financial liabilities [line items]
Share issued | shares	500,000						500,000
Issue price	$ 1,953,761	$ 60,000,000
Issue price of per share | (per share)	$ 3.907						$ 120
Ordinary Shares [Member]
Disclosure of financial liabilities [line items]
Issue price of per share | $ / shares				$ 0.0001
Converted ordinary shares | shares					2,892